Warrants - Additional information (Detail)	6 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right Issued | shares	2,166,229
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.0001
Maximum [Member] | Afiliates [Member]
Class of Warrant or Right [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Minimum [Member] | Afiliates [Member]
Class of Warrant or Right [Line Items]
Equity Method Investment, Ownership Percentage	10.00%